INSURANCE PREMIUM INCOME	12 Months Ended
Dec. 31, 2018
Disclosure of insurance premium revenue [text block] [Abstract]
Disclosure of insurance premium revenue [text block]

NOTE 8: INSURANCE PREMIUM INCOME

	2018 £m	2017 £m	2016 £m
Life insurance
Gross premiums:
Life and pensions	6,612	6,273	5,613
Annuities	2,178	1,082	1,685
	8,790	7,355	7,298
Ceded reinsurance premiums	(271)	(168)	(88)
Net earned premiums	8,519	7,187	7,210
Non-life insurance
Net earned premiums	670	743	858
Total net earned premiums	9,189	7,930	8,068